SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining 2021	$ 18
2022	22
2023	2
2024	1
2025	1
Total	$ 44